Deposits - Summary of fair value and changes in fair value of structured note liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of Fair Value Measurements of Deposits designated at FVTPL [Abstract]
Fair value	$ 56,162	$ 54,108
Notional amount due at contractual maturity	57,743	56,300
Difference between fair value and amount due at contractual maturity	(1,581)	(2,192)
Change in fair value - gains (losses) recorded in the Consolidated Statement of Income	(1,313)	(4,815)
Change in fair value – (losses) due to own credit risk recorded in OCI (before tax	(365)	(841)
Cumulative change in fair value – gains (losses) due to own credit risk recognized in AOCI (before tax	$ (341)	$ 24